FINANCIAL RISK MANAGEMENT - Liquidity risk (Details) - USD ($) $ in Thousands		12 Months Ended
	Sep. 21, 2015	Dec. 31, 2017	Feb. 15, 2017	Dec. 31, 2016	Dec. 31, 2015
Maturity Analysis For Derivative Financial Liabilities
Accounts payable and accrued liabilities		$ 60,438		$ 111,064	$ 34,685
Restricted share unit liability non current		511
Long-term debt		667,995		501,160	309,847
Non-current portion of non-current notes and debentures issued		76,582
Interest on convertible notes		3,941
Senior secured term credit facility
Maturity Analysis For Derivative Financial Liabilities
Long-term debt		365,890	$ 11,795	232,438	128,107
Stream obligation
Maturity Analysis For Derivative Financial Liabilities
Long-term debt		224,020		$ 201,020	$ 134,987
Cash consideration	$ 20,000
Liquidity risk
Maturity Analysis For Derivative Financial Liabilities
Accounts payable and accrued liabilities		60,438
Restricted share unit liability non current		511
Non-current portion of non-current notes and debentures issued		100,000
Interest on convertible notes		10,116
Total financial liabilities		614,841
Liquidity risk | Less than 1 year
Maturity Analysis For Derivative Financial Liabilities
Accounts payable and accrued liabilities		60,438
Interest on convertible notes		2,250
Total financial liabilities		486,464
Liquidity risk | 1-3 years
Maturity Analysis For Derivative Financial Liabilities
Restricted share unit liability non current		511
Interest on convertible notes		6,750
Total financial liabilities		27,261
Liquidity risk | 4-5 years
Maturity Analysis For Derivative Financial Liabilities
Non-current portion of non-current notes and debentures issued		100,000
Interest on convertible notes		1,116
Total financial liabilities		101,116
Liquidity risk | Senior secured term credit facility
Maturity Analysis For Derivative Financial Liabilities
Long-term debt		423,776
Liquidity risk | Senior secured term credit facility | Less than 1 year
Maturity Analysis For Derivative Financial Liabilities
Long-term debt		423,776
Liquidity risk | Stream obligation
Maturity Analysis For Derivative Financial Liabilities
Long-term debt		20,000
Liquidity risk | Stream obligation | 1-3 years
Maturity Analysis For Derivative Financial Liabilities
Long-term debt		$ 20,000